UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2011

1.847666.104

VIGC-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,600,000	$ 2,756,231
5.875% 1/15/36	5,329,000	4,701,297
		7,457,528
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	1,873,326
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,176,660
5.7% 5/15/18	2,400,000	2,609,993
6.4% 3/1/40	2,884,000	2,951,468
6.45% 3/15/37	1,410,000	1,443,348
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,686,242
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,731,346
6.35% 6/1/40	2,421,000	2,512,896
NBC Universal, Inc.:
3.65% 4/30/15 (c)	1,200,000	1,230,115
5.15% 4/30/20 (c)	3,234,000	3,328,310
6.4% 4/30/40 (c)	3,340,000	3,429,285
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,251,057
News America, Inc.:
6.15% 3/1/37	1,745,000	1,729,075
6.2% 12/15/34	5,840,000	5,873,416
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,694,137
6.2% 7/1/13	7,000,000	7,690,200
6.75% 7/1/18	4,425,000	5,022,220
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,143,010
6.5% 11/15/36	2,337,000	2,400,658
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,289,709
6.75% 10/5/37	935,000	1,003,538
		65,070,009
Specialty Retail - 0.1%
Home Depot, Inc. 5.95% 4/1/41	1,683,000	1,678,311
TOTAL CONSUMER DISCRETIONARY		74,205,848
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14	3,000,000	3,405,588
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,826,469
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,317,031
		7,549,088

	Principal Amount	Value
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (j)	$ 924,000	$ 907,830
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,869,405
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,307,702
6.125% 2/1/18	3,684,000	4,111,606
6.5% 8/11/17	3,514,000	4,002,197
		16,290,910
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	5,844,310
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,112,112
5.65% 5/16/18	2,751,000	3,057,217
Reynolds American, Inc. 7.25% 6/15/37	3,365,000	3,561,391
		15,575,030
TOTAL CONSUMER STAPLES		40,322,858
ENERGY - 2.8%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (c)	3,724,000	3,865,929
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	3,902,000	3,974,117
		7,840,046
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	3,512,000	3,860,580
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,350,952
ConocoPhillips 5.75% 2/1/19	3,900,000	4,408,127
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,091,677
Duke Capital LLC 6.25% 2/15/13	855,000	925,176
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,516,149
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,659,750
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	354,508
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,398,219
Marathon Petroleum Corp. 5.125% 3/1/21 (c)	2,187,000	2,201,065
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,496,000	1,633,225
6.85% 1/15/40 (c)	5,616,000	6,418,521
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,798,960
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,126,556
6.4% 5/15/37	2,125,000	2,121,069
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
NGPL PipeCo LLC 6.514% 12/15/12 (c)	$ 1,980,000	$ 2,119,784
Pemex Project Funding Master Trust 0.9095% 12/3/12 (c)(j)	410,000	409,385
Petro-Canada:
6.05% 5/15/18	1,480,000	1,664,150
6.8% 5/15/38	3,485,000	3,863,837
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,631,555
5.75% 1/20/20	5,289,000	5,456,312
6.875% 1/20/40	2,427,000	2,524,080
7.875% 3/15/19	4,277,000	5,030,394
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,221,816
5% 2/1/21	1,191,000	1,192,704
6.125% 1/15/17	1,250,000	1,382,709
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,075,801
5.5% 9/30/14 (c)	2,808,000	3,010,805
5.832% 9/30/16 (c)	1,996,188	2,139,913
6.332% 9/30/27 (c)	2,415,000	2,497,424
6.75% 9/30/19 (c)	1,838,000	2,063,620
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,262,904
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	705,414
		96,117,141
TOTAL ENERGY		103,957,187
FINANCIALS - 12.5%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	4,375,000	4,707,483
BlackRock, Inc. 6.25% 9/15/17	1,507,000	1,726,877
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,215,985
5.625% 1/15/17	3,000,000	3,157,683
5.95% 1/18/18	755,000	809,451
6.15% 4/1/18	5,954,000	6,444,163
6.25% 2/1/41	670,000	667,225
6.75% 10/1/37	3,421,000	3,450,520
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	2,071,000	2,100,060
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,138,321
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	7,005,662

	Principal Amount	Value
Lazard Group LLC:
6.85% 6/15/17	$ 3,241,000	$ 3,446,269
7.125% 5/15/15	5,585,000	6,126,840
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,928,188
6.4% 8/28/17	1,989,000	2,165,408
6.875% 4/25/18	1,676,000	1,858,441
Morgan Stanley:
4% 7/24/15	11,995,000	12,171,147
4.75% 4/1/14	1,500,000	1,561,722
5.95% 12/28/17	2,100,000	2,252,248
6% 5/13/14	3,380,000	3,673,793
6.625% 4/1/18	10,165,000	11,153,668
7.3% 5/13/19	3,590,000	4,032,870
UBS AG Stamford Branch 5.75% 4/25/18	1,220,000	1,312,061
		90,106,085
Commercial Banks - 2.6%
Bank of America NA 5.3% 3/15/17	6,480,000	6,645,771
Credit Suisse (Guernsey) Ltd. 5.86% (d)(j)	4,785,000	4,641,450
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,478,922
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (c)(j)	280,110	275,908
Discover Bank:
7% 4/15/20	1,891,000	2,077,668
8.7% 11/18/19	6,339,000	7,584,975
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,911,193
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,146,595
8.25% 3/1/38	4,319,000	5,154,217
Fifth Third Bank 4.75% 2/1/15	487,000	510,350
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	1,585,000	1,543,394
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,542,410
HSBC Holdings PLC 5.1% 4/5/21	3,724,000	3,737,298
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,106,842
KeyBank NA:
5.45% 3/3/16	1,618,000	1,727,877
5.8% 7/1/14	2,049,000	2,235,756
6.95% 2/1/28	800,000	847,783
KeyCorp. 5.1% 3/24/21	1,855,000	1,840,702
Korea Development Bank 5.3% 1/17/13	3,805,000	4,009,271
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (j)	269,000	268,738
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,867,127
5% 1/17/17	2,497,000	2,578,934
5.25% 9/4/12	1,200,000	1,252,163
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37	$ 3,952,000	$ 3,635,840
7.5% 5/15/18	2,383,000	2,516,739
Regions Financial Corp.:
5.75% 6/15/15	814,000	829,263
7.75% 11/10/14	2,367,000	2,556,360
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,553,736
SunTrust Banks, Inc. 3.6% 4/15/16	3,163,000	3,139,983
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,684,537
Wachovia Corp. 4.875% 2/15/14	785,000	835,149
Wells Fargo & Co.:
3.625% 4/15/15	4,064,000	4,182,726
3.75% 10/1/14	3,750,000	3,925,395
		94,845,072
Consumer Finance - 0.7%
Capital One Financial Corp. 5.7% 9/15/11	1,991,000	2,035,111
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,490,549
3.5% 6/29/15	1,573,000	1,605,309
5.625% 9/15/17	2,420,000	2,622,496
5.625% 5/1/18	9,700,000	10,468,958
5.875% 1/14/38	3,600,000	3,554,186
6.375% 11/15/67 (j)	4,000,000	4,110,000
		26,886,609
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17	12,290,000	12,929,781
BP Capital Markets PLC:
3.125% 10/1/15	3,694,000	3,708,477
4.742% 3/11/21	3,000,000	3,000,879
Capital One Capital V 10.25% 8/15/39	1,378,000	1,495,130
Citigroup, Inc.:
4.75% 5/19/15	10,152,000	10,625,469
5.5% 4/11/13	1,390,000	1,486,466
6.125% 5/15/18	6,240,000	6,794,699
6.5% 8/19/13	8,073,000	8,820,786
JPMorgan Chase & Co. 6.3% 4/23/19	3,920,000	4,333,466
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,375,000	3,471,971
5.35% 4/15/12 (c)	1,700,000	1,722,999
5.5% 1/15/14 (c)	2,405,000	2,512,184
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,093,811
5.15% 3/15/20	1,545,000	1,598,673
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,716,000	3,790,320

	Principal Amount	Value
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	$ 500,000	$ 498,010
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,016,000	1,018,540
		68,901,661
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,033,901
Aon Corp.:
3.5% 9/30/15	1,538,000	1,540,844
5% 9/30/20	1,792,000	1,808,800
6.25% 9/30/40	1,150,000	1,194,393
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	450,753
Lincoln National Corp. 7% 5/17/66 (j)	4,799,000	4,763,008
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	1,455,000	1,989,798
MetLife, Inc.:
2.375% 2/6/14	2,161,000	2,162,154
4.75% 2/8/21	1,477,000	1,478,062
5.875% 2/6/41	1,140,000	1,149,419
6.75% 6/1/16	3,234,000	3,732,282
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,122,887
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,433,542
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,348,000	1,546,188
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,060,000	2,173,306
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,690,000	3,910,961
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	3,019,271
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,673,345
Prudential Financial, Inc.:
7.375% 6/15/19	1,250,000	1,465,794
8.875% 6/15/38 (j)	4,682,000	5,524,760
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,592,969
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,100,141
Unum Group 5.625% 9/15/20	2,099,000	2,130,403
		63,996,981
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	525,186
Camden Property Trust 5.375% 12/15/13	2,985,000	3,185,765
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,654,000	1,607,215
5.25% 4/15/11	2,713,000	2,715,488
5.375% 10/15/12	1,252,000	1,296,862
7.5% 4/1/17	1,944,000	2,190,523
Duke Realty LP 4.625% 5/15/13	1,047,000	1,094,654
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc. 6% 9/15/17	$ 2,405,000	$ 2,470,637
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,504,890
5.9% 4/1/20	1,046,000	1,131,566
HRPT Properties Trust:
5.75% 11/1/15	670,000	713,631
6.25% 6/15/17	4,455,000	4,757,200
UDR, Inc. 5.5% 4/1/14	3,685,000	3,899,364
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	947,510
Washington (REIT) 5.95% 6/15/11	3,042,000	3,066,722
		31,107,213
Real Estate Management & Development - 2.1%
AMB Property LP 5.9% 8/15/13	2,575,000	2,718,512
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,653,695
6.125% 4/15/20	1,392,000	1,469,264
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	5,173,620
5.75% 4/1/12	1,376,000	1,420,391
Colonial Properties Trust:
4.8% 4/1/11	273,000	273,000
5.5% 10/1/15	6,290,000	6,419,989
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,875,663
5.25% 3/15/21	1,953,000	1,918,574
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,390,322
5.5% 3/1/16	1,270,000	1,339,299
5.625% 8/15/11	3,781,000	3,835,677
5.95% 2/15/17	928,000	999,939
6.25% 5/15/13	2,913,000	3,151,219
6.5% 1/15/18	2,445,000	2,689,730
ERP Operating LP:
4.75% 7/15/20	2,827,000	2,858,066
5.375% 8/1/16	1,066,000	1,157,451
5.5% 10/1/12	3,560,000	3,768,203
5.75% 6/15/17	4,365,000	4,800,256
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,128,318
5.5% 12/15/16	2,290,000	2,455,178
6.625% 10/1/17	2,673,000	3,010,712
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,866,069
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,296,003
Regency Centers LP:
5.875% 6/15/17	1,827,000	1,999,770
6.75% 1/15/12	2,035,000	2,119,062

	Principal Amount	Value
Simon Property Group LP:
4.2% 2/1/15	$ 1,523,000	$ 1,600,039
5.1% 6/15/15	2,220,000	2,416,983
Tanger Properties LP:
6.125% 6/1/20	2,081,000	2,240,055
6.15% 11/15/15	349,000	385,296
		78,430,355
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
5.65% 5/1/18	4,438,000	4,630,219
6.5% 8/1/16	3,000,000	3,314,877
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,372,451
		11,317,547
TOTAL FINANCIALS		465,591,523
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,159,453
6.25% 6/15/14	1,108,000	1,229,855
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,620,713
		7,010,021
INDUSTRIALS - 0.6%
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	58,599	58,687
Continental Airlines, Inc.:
6.648% 3/15/19	1,356,055	1,427,248
6.795% 2/2/20	2,152,868	2,131,339
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	2,401,785	2,479,843
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,877,094	2,963,407
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,111,974	1,078,615
8.36% 7/20/20	4,348,022	4,565,424
		14,704,563
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	7,752,777
TOTAL INDUSTRIALS		22,457,340
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.5%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	$ 3,520,000	$ 3,685,964
7.6% 5/15/14	7,213,000	8,328,469
		12,014,433
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,196,764
ArcelorMittal SA 3.75% 3/1/16	996,000	992,881
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,629,320
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,462,463
		9,281,428
TOTAL MATERIALS		21,295,861
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
6.3% 1/15/38	364,000	366,592
6.8% 5/15/36	10,939,000	11,689,590
CenturyLink, Inc. 7.6% 9/15/39	2,898,000	3,102,109
Sprint Capital Corp. 6.875% 11/15/28	3,000,000	2,767,500
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,081,518
5.25% 10/1/15	192,000	198,502
6.999% 6/4/18	3,792,000	4,119,777
7.2% 7/18/36	2,523,000	2,530,213
Telefonica Emisiones SAU:
5.462% 2/16/21	2,456,000	2,484,205
5.855% 2/4/13	1,438,000	1,531,959
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,452,231
6.25% 4/1/37	1,380,000	1,411,529
6.9% 4/15/38	2,420,000	2,683,722
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,158,795
		38,578,242
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.125% 5/1/12	1,130,000	1,215,741
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	4,043,410
5.875% 10/1/19	4,711,000	5,087,937
6.35% 3/15/40	1,471,000	1,470,154

	Principal Amount	Value
Sprint Nextel Corp. 6% 12/1/16	$ 2,260,000	$ 2,268,475
Vodafone Group PLC 5% 12/16/13	2,775,000	3,008,308
		17,094,025
TOTAL TELECOMMUNICATION SERVICES		55,672,267
UTILITIES - 2.7%
Electric Utilities - 1.4%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,041,253
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,625,359
AmerenUE 6.4% 6/15/17	3,819,000	4,326,171
Commonwealth Edison Co.:
1.625% 1/15/14	2,086,000	2,070,922
5.4% 12/15/11	1,925,000	1,987,794
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	5,907,000	6,002,877
Edison International 3.75% 9/15/17	2,401,000	2,359,122
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	959,125
6% 2/2/18 (c)	1,864,000	1,766,895
FirstEnergy Corp. 7.375% 11/15/31	3,667,000	3,969,513
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,037,523
6.05% 8/15/21	3,013,000	3,118,250
Kentucky Utilities Co.:
3.25% 11/1/20 (c)	284,000	262,696
5.125% 11/1/40 (c)	2,032,000	1,942,911
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	2,670,000	2,535,680
3.75% 11/15/20 (c)	525,000	484,079
Louisville Gas & Electric Co. 5.125% 11/15/40 (c)	610,000	580,646
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,616,696
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,126,259
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,491,761
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,236,897
5.625% 1/15/16	2,000,000	2,216,932
Tampa Electric Co. 5.4% 5/15/21 (c)	1,329,000	1,439,849
		54,199,210
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,393,543
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 1,229,000	$ 1,346,265
6.5% 5/1/18	2,640,000	2,944,849
		11,684,657
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,450,977
Dominion Resources, Inc.:
6.25% 6/30/12	1,938,000	2,055,406
6.3% 9/30/66 (j)	9,626,000	9,457,545
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,532,239
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	3,074,014
6.5% 9/15/37	1,334,000	1,474,130
National Grid PLC 6.3% 8/1/16	4,181,000	4,742,563
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,240,722
5.45% 9/15/20	613,000	635,197
6.25% 12/15/40	837,000	854,536
6.4% 3/15/18	2,760,000	3,082,622
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	1,426,000	1,431,348
		36,031,299
TOTAL UTILITIES		101,915,166
TOTAL NONCONVERTIBLE BONDS (Cost $836,936,415)		892,428,071
U.S. Government and Government Agency Obligations - 32.5%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.375% 12/28/12	5,510,000	5,460,250
0.75% 2/26/13	2,602,000	2,597,054
1.25% 8/20/13	2,517,000	2,523,972
1.25% 2/27/14	900,000	896,642
1.75% 2/22/13	20,000,000	20,323,360
2.5% 5/15/14	1,734,000	1,788,323
2.75% 3/13/14	1,840,000	1,910,840
5% 2/16/12	2,860,000	2,975,003
Federal Home Loan Bank 1.625% 3/20/13	4,450,000	4,514,814
Freddie Mac:
0.75% 3/28/13	7,997,000	7,978,543
1.125% 7/27/12	600,000	604,601
1.375% 2/25/14	3,047,000	3,045,812
1.75% 6/15/12	4,185,000	4,248,922
2.125% 3/23/12	204,000	207,440

	Principal Amount	Value
Tennessee Valley Authority 5.375% 4/1/56	$ 2,375,000	$ 2,507,893
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	250,000	251,946
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		61,835,415
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125 2/15/41	2,624,277	2,778,081
2.125% 2/15/40 (g)	26,629,864	28,211,037
2.5% 1/15/29	8,204,560	9,305,915
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	38,838,503	39,463,466
1.375% 1/15/20	58,594,045	61,533,413
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		141,291,912
U.S. Treasury Obligations - 27.1%
U.S. Treasury Bonds:
4.25% 11/15/40	12,350,000	11,800,042
4.75% 2/15/41	90,310,000	93,809,513
U.S. Treasury Notes:
2.125% 2/29/16	109,549,000	109,035,434
2.25% 1/31/15	42,293,000	43,119,025
2.375% 8/31/14	115,000,000	118,261,285
2.375% 9/30/14	60,000,000	61,668,720
2.5% 4/30/15	40,000,000	41,040,640
2.625% 7/31/14 (g)	265,000,000	274,978,831
2.625% 11/15/20	131,608,000	122,631,940
3.625% 2/15/21	131,302,000	132,984,241
TOTAL U.S. TREASURY OBLIGATIONS		1,009,329,671
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,198,333,108)		1,212,456,998
U.S. Government Agency - Mortgage Securities - 37.6%

Fannie Mae - 31.4%
1.821% 5/1/34 (j)	1,345,983	1,377,089
1.923% 9/1/33 (j)	732,104	748,426
2.065% 7/1/35 (j)	46,920	48,455
2.119% 10/1/33 (j)	51,405	53,140
2.284% 3/1/35 (j)	19,947	20,684
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.293% 10/1/33 (j)	$ 1,099,693	$ 1,143,592
2.532% 7/1/34 (j)	59,124	61,435
2.54% 8/1/36 (j)	1,980,922	2,087,513
2.544% 7/1/35 (j)	133,184	139,684
2.549% 2/1/36 (j)	1,427,745	1,498,634
2.553% 10/1/33 (j)	99,274	104,455
2.566% 2/1/34 (j)	33,626	35,245
2.573% 3/1/35 (j)	65,230	68,387
2.59% 6/1/36 (j)	115,005	120,180
2.621% 7/1/34 (j)	2,257,881	2,369,689
2.628% 11/1/36 (j)	1,451,802	1,524,941
2.695% 12/1/35 (j)	581,627	611,553
2.724% 5/1/35 (j)	262,296	277,231
2.749% 5/1/36 (j)	481,577	506,903
2.917% 9/1/36 (j)	1,210,085	1,280,924
3% 4/1/26 (e)(f)	15,900,000	15,460,360
3.473% 3/1/40 (j)	3,663,643	3,805,570
3.5% 4/1/26 (e)	24,900,000	24,925,328
3.5% 4/1/26 (f)	7,000,000	7,007,120
3.5% 4/1/26 (f)	8,000,000	8,008,138
3.5% 4/1/26	3,000,000	3,003,052
3.5% 4/1/26 (f)	7,000,000	7,007,120
3.5% 4/1/26 (f)	7,000,000	7,007,120
3.5% 11/1/40	27,902,100	26,256,903
3.5% 4/1/41 (e)	2,000,000	1,879,652
3.5% 4/1/41 (f)	2,000,000	1,879,652
3.533% 7/1/37 (j)	245,245	256,796
3.658% 3/1/40 (j)	2,115,032	2,195,834
3.691% 5/1/40 (j)	1,972,612	2,047,194
3.698% 5/1/40 (j)	2,352,404	2,451,681
3.74% 1/1/40 (j)	1,921,683	2,007,777
3.79% 6/1/40 (j)	2,113,988	2,209,408
3.972% 11/1/39 (j)	1,813,702	1,901,865
4% 8/1/18 to 2/1/41	39,854,142	39,511,855
4% 4/1/26 (e)(f)	7,300,000	7,492,163
4.5% 6/1/24 to 3/1/41	89,554,259	91,362,049
4.5% 4/1/26 (e)	8,800,000	9,213,185
4.5% 4/1/41 (e)	29,800,000	30,279,092
4.5% 4/1/41 (f)	56,100,000	57,001,914
4.5% 4/1/41	4,000,000	4,064,308
4.5% 4/1/41	87,800,000	89,211,552
4.5% 4/1/41	5,000,000	5,080,385
4.5% 4/1/41	73,000,000	74,173,614
5% 2/1/18 to 9/1/40	135,082,150	141,954,297
5% 4/1/41 (e)(f)	20,000,000	20,896,200
5% 4/1/41 (f)	15,000,000	15,672,150
5% 4/1/41 (f)	13,000,000	13,582,530

	Principal Amount	Value
5% 4/1/41	$ 1,000,000	$ 1,044,810
5% 4/1/41	7,000,000	7,313,670
5.5% 4/1/16 to 12/1/39	139,622,704	149,739,337
5.5% 4/1/41 (e)(f)	41,000,000	43,809,234
5.5% 4/1/41 (f)	14,000,000	14,959,251
5.5% 4/1/41 (f)	2,000,000	2,137,036
5.5% 4/1/41 (f)	15,000,000	16,027,769
5.5% 4/1/41 (f)	28,000,000	29,918,501
5.5% 4/1/41 (f)	10,500,000	11,219,438
5.5% 5/1/41 (e)	1,500,000	1,597,796
6% 6/1/14 to 9/1/39	93,654,449	101,924,531
6% 4/1/41 (e)	20,000,000	21,736,386
6% 4/1/41	1,500,000	1,630,229
6% 4/1/41	3,500,000	3,803,868
6% 4/1/41 (f)	2,000,000	2,173,639
6% 4/1/41 (f)	11,500,000	12,498,422
6.5% 6/1/11 to 8/1/36	9,977,204	10,994,236
7% 3/1/15 to 8/1/32	1,923,943	2,186,207
7.5% 7/1/16 to 11/1/31	1,573,480	1,775,323
8% 1/1/30 to 5/1/30	52,823	60,275
8.5% 3/1/25 to 6/1/25	858	987
TOTAL FANNIE MAE		1,169,434,969
Freddie Mac - 4.6%
2.205% 4/1/35 (j)	884,962	918,926
2.363% 3/1/36 (j)	186,567	193,046
2.499% 1/1/35 (j)	259,165	272,000
2.92% 11/1/35 (j)	443,572	469,713
2.942% 3/1/33 (j)	18,397	19,472
3.329% 10/1/35 (j)	160,477	170,306
3.804% 4/1/40 (j)	2,001,698	2,072,621
3.985% 3/1/40 (j)	2,047,408	2,131,461
4.5% 7/1/25 to 3/1/41	13,487,245	13,772,658
4.5% 4/1/41 (e)	34,000,000	34,488,175
4.5% 4/1/41	14,000,000	14,201,013
5% 9/1/39 to 9/1/40	28,408,392	29,697,508
5% 4/1/41 (e)	35,000,000	36,486,317
5.5% 10/1/38	20,646,934	21,988,227
6% 4/1/32 to 8/1/37	7,071,187	7,712,121
6% 4/1/41 (e)	7,000,000	7,598,985
7.5% 5/1/17 to 11/1/31	158,289	178,904
8% 7/1/17 to 5/1/27	26,446	29,875
8.5% 3/1/20 to 1/1/28	136,195	155,158
TOTAL FREDDIE MAC		172,556,486
Ginnie Mae - 1.6%
4% 1/15/25 to 10/20/25	22,524,975	23,478,995
4.5% 5/15/39 to 6/15/40	19,467,380	20,101,648
5% 4/1/41 (e)	3,000,000	3,178,024
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
6% 3/15/29 to 11/15/34	$ 6,839,322	$ 7,564,562
6.5% 10/15/34 to 11/15/35	452,608	511,288
7% 1/15/28 to 7/15/32	3,126,304	3,561,243
7.5% 4/15/22 to 10/15/28	797,781	907,491
8% 2/15/17 to 9/15/30	95,207	108,478
8.5% 12/15/16 to 3/15/30	18,821	21,236
TOTAL GINNIE MAE		59,432,965
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,400,391,795)		1,401,424,420
Asset-Backed Securities - 2.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7195% 4/25/35 (j)	591,161	428,501
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9995% 3/25/34 (j)	12,855	12,710
Series 2005-HE2 Class M2, 0.6995% 4/25/35 (j)	58,991	55,494
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.7335% 10/20/14 (j)	8,461	1,575
Airspeed Ltd. Series 2007-1A Class C1, 2.755% 6/15/32 (c)(j)	2,669,096	1,174,402
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,620,000	1,638,206
Class A4, 3% 10/15/15 (c)	1,600,000	1,648,086
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,407,313
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,410,032
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,400,000	3,478,664
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,150,278
AmeriCredit Automobile Receivables Trust:
Series 2008-AF Class A3, 5.68% 12/12/12 (FSA Insured)	1,229,191	1,234,834
Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,657,424
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9495% 12/25/33 (j)	33,574	28,747
Series 2004-R2 Class M3, 0.7995% 4/25/34 (j)	47,022	11,726

	Principal Amount	Value
Series 2004-R8 Class M9, 2.9995% 9/25/34 (j)	$ 127,968	$ 675
Series 2005-R2 Class M1, 0.6995% 4/25/35 (j)	727,000	625,935
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0415% 3/25/34 (j)	16,878	13,570
Series 2004-W11 Class M2, 0.9495% 11/25/34 (j)	198,000	163,515
Series 2004-W7 Class M1, 0.7995% 5/25/34 (j)	209,000	164,355
Series 2006-W4 Class A2C, 0.4095% 5/25/36 (j)	489,284	168,022
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0745% 4/25/34 (j)	940,000	767,015
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,206,378
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,050,000	5,051,812
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/26/24 (j)	566,997	513,132
C-BASS Trust Series 2006-CB7 Class A2, 0.3095% 10/25/36 (j)	18,536	18,389
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,314,177
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.38% 9/15/15	2,760,000	2,751,294
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5495% 7/25/36 (j)	402,000	22,711
Series 2007-RFC1 Class A3, 0.3895% 12/25/36 (j)	635,000	233,898
Chase Issuance Trust Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,009,357
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,297,961
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,764,961
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5195% 5/25/37 (j)	270,000	15,670
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.51% 3/25/32 (MGIC Investment Corp. Insured) (j)	40,946	15,262
Series 2004-3 Class M4, 1.2195% 4/25/34 (j)	56,336	28,577
Series 2004-4 Class M2, 1.0445% 6/25/34 (j)	207,174	119,453
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6695% 8/25/35 (j)	$ 277,864	$ 266,639
Series 2005-AB1 Class A2, 0.4595% 8/25/35 (j)	31,745	31,384
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7307% 5/28/35 (j)	13,702	10,154
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4245% 8/25/34 (j)	102,000	59,563
Series 2006-3 Class 2A3, 0.4095% 11/25/36 (j)	1,585,000	559,086
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0745% 3/25/34 (j)	5,800	1,418
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	5,190,000	5,185,730
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	1,729,494	1,747,569
Class A4, 2.98% 8/15/14	1,800,000	1,857,404
Series 2010-B Class A3, 0.98% 10/15/14	3,550,000	3,551,212
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.805% 6/15/13 (j)	272,000	271,434
Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,557,416
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7395% 1/25/35 (j)	334,000	167,236
Class M4, 0.9295% 1/25/35 (j)	128,000	41,482
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (c)(j)	829,000	489,110
GE Business Loan Trust Series 2003-1 Class A, 0.685% 4/15/31 (c)(j)	85,564	80,002
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	148,605	38,293
Class M1, 0.8995% 6/25/34 (j)	772,000	540,600
Series 2007-HE1 Class M1, 0.4995% 3/25/47 (j)	289,000	17,205
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3295% 5/25/30 (c)(j)	27,702	15,236
Series 2006-3 Class C, 0.7995% 9/25/46 (c)(j)	538,000	107,600

	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5395% 8/25/33 (j)	$ 274,015	$ 229,036
Series 2003-5 Class A2, 0.9495% 12/25/33 (j)	11,595	8,433
Series 2005-5 Class 2A2, 0.4995% 11/25/35 (j)	30,031	29,651
Series 2006-1 Class 2A3, 0.4745% 4/25/36 (j)	367,232	358,527
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5435% 3/20/36 (j)	253,095	214,559
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4395% 1/25/37 (j)	436,000	203,600
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,057,575
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3795% 11/25/36 (j)	438,000	376,591
Class MV1, 0.4795% 11/25/36 (j)	356,000	236,888
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6385% 12/27/29 (j)	249,507	213,872
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3295% 6/25/34 (j)	32,921	20,663
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5095% 10/25/36 (j)	158,000	9,281
Series 2007-HE1 Class M1, 0.5495% 5/25/37 (j)	249,000	13,450
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8995% 7/25/34 (j)	32,638	22,537
Series 2006-FM1 Class A2B, 0.3595% 4/25/37 (j)	586,223	525,510
Series 2006-OPT1 Class A1A, 0.5095% 6/25/35 (j)	552,727	449,803
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5895% 8/25/34 (j)	20,187	16,800
Series 2004-NC8 Class M6, 1.4995% 9/25/34 (j)	107,659	44,982
Series 2005-NC1 Class M1, 0.6895% 1/25/35 (j)	141,000	99,747
National Collegiate Student Loan Trust Series 2006-4 Class A1, 0.2795% 3/25/25 (j)	38,483	38,310
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7595% 9/25/35 (j)	503,000	333,824
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.7195% 2/25/36 (j)	$ 105,000	$ 9,496
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,120,902
Ocala Funding LLC Series 2006-1A Class A, 1.6535% 3/20/11 (a)(c)(j)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4995% 9/25/34 (j)	188,000	118,049
Class M4, 1.6995% 9/25/34 (j)	241,000	59,275
Series 2005-WCH1:
Class M2, 0.7695% 1/25/36 (j)	1,972,000	1,864,366
Class M3, 0.8095% 1/25/36 (j)	168,000	118,032
Class M4, 1.0795% 1/25/36 (j)	520,000	322,859
Series 2005-WHQ2 Class M7, 1.4995% 5/25/35 (j)	1,251,000	28,117
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3195% 2/25/37 (j)	105,830	104,771
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0495% 4/25/33 (j)	1,796	1,588
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0445% 3/25/35 (j)	532,380	433,173
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4035% 3/20/19 (FGIC Insured) (c)(j)	207,999	195,948
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (j)	448,000	50,380
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3995% 9/25/34 (j)	24,912	10,196
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1095% 9/25/34 (j)	10,148	7,953
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	5,630,000	5,624,088
WaMu Master Note Trust Series 2006-C2A Class C2, 0.755% 8/15/15 (c)(j)	2,465,000	2,458,937

	Principal Amount	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (c)(j)	$ 630,180	$ 283,581
TOTAL ASSET-BACKED SECURITIES (Cost $103,130,171)		100,515,234
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (c)(j)	503,217	502,524
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (j)	485,000	311,644
Class C, 5.6983% 4/10/49 (j)	1,290,000	704,801
Class D, 5.6983% 4/10/49 (j)	650,000	270,828
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.8193% 3/25/34 (j)	20,359	18,205
Series 2005-E Class 2A7, 2.8657% 6/25/35 (j)	2,680,000	2,144,181
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5295% 1/25/35 (j)	746,752	613,793
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9696% 2/25/37 (j)	400,146	393,482
Series 2007-A2 Class 2A1, 3.0634% 7/25/37 (j)	217,379	213,443
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 5.8218% 12/10/49 (j)	7,310,000	7,675,626
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4115% 8/25/34 (j)	2,294,274	2,274,685
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8972% 11/25/34 (j)	748,760	695,077
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (c)(j)	1,007,000	1,005,299
Class C2, 0.7731% 10/18/54 (c)(j)	337,000	334,877
Class M2, 0.5531% 10/18/54 (c)(j)	579,000	577,232
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (c)(j)	863,000	847,903
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4535% 12/20/54 (c)(j)	$ 2,117,000	$ 1,371,816
Series 2006-2 Class C1, 0.7235% 12/20/54 (j)	1,885,000	1,221,480
Series 2006-3 Class C2, 0.7535% 12/20/54 (j)	396,000	256,608
Series 2006-4:
Class B1, 0.3435% 12/20/54 (j)	1,059,000	870,498
Class C1, 0.6335% 12/20/54 (j)	647,000	419,256
Class M1, 0.4235% 12/20/54 (j)	279,000	208,971
Series 2007-1:
Class 1C1, 0.8535% 12/20/54 (j)	654,000	423,792
Class 1M1, 0.5535% 12/20/54 (j)	425,000	318,325
Class 2C1, 1.2135% 12/20/54 (j)	298,000	193,104
Class 2M1, 0.7535% 12/20/54 (j)	546,000	408,954
Series 2007-2 Class 2C1, 0.6835% 12/17/54 (j)	757,000	490,536
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (j)	151,584	113,688
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7506% 4/25/35 (j)	1,082,478	925,091
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4735% 5/19/35 (j)	128,231	84,400
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	6,230,000	6,410,197
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6201% 12/25/34 (j)	733,350	690,106
Series 2006-A2 Class 5A1, 2.9738% 11/25/33 (j)	877,768	836,713
Series 2007-A1 Class 1A1, 3.0055% 7/25/35 (j)	2,191,443	2,092,605
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4595% 5/25/47 (j)	348,174	241,226
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4195% 2/25/37 (j)	515,429	365,525
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.445% 6/15/22 (c)(j)	449,000	428,795
Class D, 0.455% 6/15/22 (c)(j)	173,000	162,620
Class E, 0.465% 6/15/22 (c)(j)	276,000	256,680
Class F, 0.495% 6/15/22 (c)(j)	498,000	458,160

	Principal Amount	Value
Class G, 0.565% 6/15/22 (c)(j)	$ 103,000	$ 92,700
Class H, 0.585% 6/15/22 (c)(j)	207,000	178,020
Class J, 0.625% 6/15/22 (c)(j)	242,000	209,330
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	4,570,000	4,782,729
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5395% 7/25/35 (j)	787,777	641,161
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5495% 3/25/37 (j)	861,000	58,804
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8128% 10/25/35 (j)	1,529,539	1,310,284
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.608% 7/10/35 (c)(j)	284,902	232,537
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	54,836	57,216
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6995% 6/25/33 (c)(j)	82,578	70,107
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	13,917	10,262
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (j)	1,153,000	820,743
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5077% 6/25/34 (j)	658,042	641,702
Series 2005-AR10 Class 2A2, 2.82% 6/25/35 (j)	2,673,462	2,589,117
Series 2005-AR12:
Class 2A5, 2.8012% 7/25/35 (j)	3,675,609	3,460,084
Class 2A6, 2.8012% 7/25/35 (j)	3,443,776	3,240,888
Series 2005-AR3 Class 2A1, 2.8793% 3/25/35 (j)	704,599	639,119
TOTAL PRIVATE SPONSOR		56,867,549
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,710,716	1,876,565
Series 1999-57 Class PH, 6.5% 12/25/29	1,222,070	1,368,826
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	181,943	196,393
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2004-81 Class KD, 4.5% 7/25/18	$ 2,625,000	$ 2,748,256
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	358,108	373,810
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	4,458,048	4,786,242
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.679% 6/16/37 (j)(l)	142,940	245,399
TOTAL U.S. GOVERNMENT AGENCY		11,595,491
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,538,421)		68,463,040
Commercial Mortgage Securities - 6.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0698% 2/14/43 (j)	1,435,000	1,520,461
Class A3, 7.1198% 2/14/43 (j)	1,545,000	1,661,733
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (j)	2,100,000	2,241,671
Series 2006-5:
Class A2, 5.317% 9/10/47	8,617,273	8,755,000
Class A3, 5.39% 9/10/47	1,985,000	2,029,839
Series 2007-3 Class A3, 5.6579% 6/10/49 (j)	6,100,000	6,383,970
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	888,537	889,824
Series 2007-1 Class A2, 5.381% 1/15/49	1,530,456	1,554,350
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,934,838
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.725% 3/15/22 (c)(j)	217,000	210,490
Class G, 0.785% 3/15/22 (c)(j)	141,000	130,425

	Principal Amount	Value
Series 2006-BIX1:
Class F, 0.565% 10/15/19 (c)(j)	$ 558,000	$ 495,225
Class G, 0.585% 10/15/19 (c)(j)	380,000	326,800
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6095% 4/25/34 (c)(j)	499,715	443,537
Class B, 2.1495% 4/25/34 (c)(j)	39,271	21,154
Class M1, 0.8095% 4/25/34 (c)(j)	31,998	24,634
Class M2, 1.4495% 4/25/34 (c)(j)	28,674	19,520
Series 2004-2:
Class A, 0.6795% 8/25/34 (c)(j)	392,992	348,738
Class M1, 0.8295% 8/25/34 (c)(j)	63,470	46,680
Series 2004-3:
Class A1, 0.6195% 1/25/35 (c)(j)	793,462	709,990
Class A2, 0.6695% 1/25/35 (c)(j)	103,284	86,776
Class M1, 0.7495% 1/25/35 (c)(j)	105,714	75,800
Class M2, 1.2495% 1/25/35 (c)(j)	68,350	46,956
Series 2005-2A:
Class A1, 0.5595% 8/25/35 (c)(j)	426,573	338,348
Class M1, 0.6795% 8/25/35 (c)(j)	31,629	20,891
Class M2, 0.7295% 8/25/35 (c)(j)	52,021	31,268
Class M3, 0.7495% 8/25/35 (c)(j)	28,716	16,436
Series 2005-3A:
Class A1, 0.5695% 11/25/35 (c)(j)	238,536	203,963
Class A2, 0.6495% 11/25/35 (c)(j)	154,564	119,083
Series 2005-4A:
Class A2, 0.6395% 1/25/36 (c)(j)	854,414	687,887
Class M1, 0.6995% 1/25/36 (c)(j)	178,773	119,234
Class M2, 0.7195% 1/25/36 (c)(j)	53,931	33,869
Class M3, 0.7495% 1/25/36 (c)(j)	78,400	45,426
Series 2006-1 Class A2, 0.6095% 4/25/36 (c)(j)	84,982	67,532
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2006-2A:
Class A1, 0.4795% 7/25/36 (c)(j)	$ 844,843	$ 714,876
Class A2, 0.5295% 7/25/36 (c)(j)	76,259	59,403
Class M1, 0.5595% 7/25/36 (c)(j)	80,072	54,069
Class M2, 0.5795% 7/25/36 (c)(j)	56,650	35,795
Class M6, 0.7895% 7/25/36 (c)(j)	57,739	25,301
Series 2006-3A:
Class M5, 0.7295% 10/25/36 (c)(j)	68,316	22,544
Class M6, 0.8095% 10/25/36 (c)(j)	133,409	33,352
Series 2006-4A:
Class A1, 0.4795% 12/25/36 (c)(j)	489,394	393,962
Class A2, 0.5195% 12/25/36 (c)(j)	1,090,704	818,028
Class M1, 0.5395% 12/25/36 (c)(j)	79,036	45,051
Series 2007-1:
Class A2, 0.5195% 3/25/37 (c)(j)	209,024	144,226
Class B3, 3.5995% 3/25/37 (c)(j)	132,720	13,272
Series 2007-2A:
Class A1, 0.5195% 7/25/37 (c)(j)	194,131	148,113
Class A2, 0.5695% 7/25/37 (c)(j)	181,707	100,209
Class B1, 1.8495% 7/25/37 (c)(j)	170,835	19,660
Class B2, 2.4995% 7/25/37 (c)(j)	147,540	12,704
Class B3, 3.5995% 7/25/37 (c)(j)	166,953	11,457
Class M2, 0.6595% 7/25/37 (c)(j)	100,948	28,682
Class M3, 0.7395% 7/25/37 (c)(j)	100,948	22,489
Class M4, 0.8995% 7/25/37 (c)(j)	213,544	41,453
Class M5, 0.9995% 7/25/37 (c)(j)	190,248	31,794
Class M6, 1.2495% 7/25/37 (c)(j)	236,840	34,514
Series 2007-3:
Class A2, 0.5395% 7/25/37 (c)(j)	306,234	199,549
Class B1, 1.1995% 7/25/37 (c)(j)	141,537	19,054

	Principal Amount	Value
Class B2, 1.8495% 7/25/37 (c)(j)	$ 494,734	$ 55,575
Class B3, 4.2495% 7/25/37 (c)(j)	189,964	15,696
Class M1, 0.5595% 7/25/37 (c)(j)	125,453	34,880
Class M2, 0.5895% 7/25/37 (c)(j)	131,886	30,961
Class M3, 0.6195% 7/25/37 (c)(j)	288,220	60,970
Class M4, 0.7495% 7/25/37 (c)(j)	455,490	89,402
Class M5, 0.8495% 7/25/37 (c)(j)	170,487	30,482
Class M6, 1.0495% 7/25/37 (c)(j)	128,670	20,426
Series 2007-4A:
Class B1, 2.7995% 9/25/37 (c)(j)	240,191	7,806
Class B2, 3.6995% 9/25/37 (c)(j)	1,173,625	29,341
Class M4, 1.8495% 9/25/37 (c)(j)	773,582	92,830
Class M5, 1.9995% 9/25/37 (c)(j)	773,582	69,622
Class M6, 2.1995% 9/25/37 (c)(j)	773,582	61,887
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	1,444,286	52,716
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.695% 3/15/19 (c)(j)	284,000	240,375
Class H, 0.905% 3/15/19 (c)(j)	191,000	144,022
Class J, 1.105% 3/15/19 (c)(j)	143,000	103,133
Series 2007-BBA8:
Class D, 0.505% 3/15/22 (c)(j)	147,000	120,540
Class E, 0.555% 3/15/22 (c)(j)	763,000	587,510
Class F, 0.605% 3/15/22 (c)(j)	468,000	336,960
Class G, 0.655% 3/15/22 (c)(j)	120,000	82,800
Class H, 0.805% 3/15/22 (c)(j)	147,000	92,610
Class J, 0.955% 3/15/22 (c)(j)	147,000	73,500
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,091,526
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (c)(j)	1,405,000	898,357
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Class C, 5.7174% 6/11/40 (c)(j)	$ 1,170,000	$ 631,235
Class D, 5.7174% 6/11/40 (c)(j)	1,170,000	584,503
C-BASS Trust floater Series 2006-SC1 Class A, 0.5195% 5/25/36 (c)(j)	298,776	233,001
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(j)	156,000	151,234
Class H, 0.6235% 8/15/21 (c)(j)	125,000	112,500
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,069,771
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	3,982,630	3,987,193
Series 2007-FL3A Class A2, 0.395% 4/15/22 (c)(j)	2,595,000	2,500,474
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,111,199
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,178,941
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.565% 4/15/17 (c)(j)	335,000	304,850
Class E, 0.625% 4/15/17 (c)(j)	107,000	95,230
Class F, 0.665% 4/15/17 (c)(j)	60,000	51,600
Class G, 0.805% 4/15/17 (c)(j)	60,000	49,200
Class H, 0.875% 4/15/17 (c)(j)	60,000	46,200
Class J, 1.105% 4/15/17 (c)(j)	46,000	32,200
Series 2005-FL11:
Class F, 0.705% 11/15/17 (c)(j)	65,513	59,617
Class G, 0.755% 11/15/17 (c)(j)	45,227	40,705
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,775,000
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,125,487

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	$ 3,873,113	$ 3,929,034
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,559,699
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	2,750,000	2,857,673
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	748,676	757,105
Class A4, 4.75% 1/15/37	3,035,000	3,190,216
Series 1997-C2 Class D, 7.27% 1/17/35	64,281	64,742
Series 2001-CKN5 Class AX, 1.9459% 9/15/34 (c)(j)(k)	15,782,600	46,563
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	249,776
Series 2006-C1 Class A3, 5.5412% 2/15/39 (j)	3,895,000	4,083,848
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.405% 2/15/22 (c)(j)	3,470,000	3,157,700
Class C:
0.425% 2/15/22 (c)(j)	657,000	591,300
0.525% 2/15/22 (c)(j)	234,000	201,240
Class F, 0.575% 2/15/22 (c)(j)	469,000	393,960
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,657,026
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.45% 11/5/21 (c)(j)	3,490,000	3,325,229
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,423,914
Series 2006-GG7 Class A3, 5.883% 7/10/38 (j)	3,460,000	3,614,537
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5% 6/6/20 (c)(j)	401,099	391,608
Class D, 0.54% 6/6/20 (c)(j)	1,115,000	1,049,847
Class E, 0.63% 6/6/20 (c)(j)	2,220,000	2,034,950
Class F, 0.7% 6/6/20 (c)(j)	294,000	264,149
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(j)	1,335,000	1,335,019
Class D, 2.3636% 3/6/20 (c)(j)	400,000	400,410
Class E, 2.6688% 3/6/20 (c)(j)	670,000	670,315
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
Class F, 2.8433% 3/6/20 (c)(j)	$ 335,000	$ 335,141
Class G, 3.0177% 3/6/20 (c)(j)	165,000	165,048
Class H, 3.5846% 3/6/20 (c)(j)	275,000	275,048
Class J, 4.4568% 3/6/20 (c)(j)	395,000	395,043
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,754,312
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,869,973	1,882,277
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	229,056	231,790
Class A2, 5.778% 8/10/45	5,055,000	5,177,451
Class A4, 5.8078% 8/10/45 (j)	2,280,000	2,420,757
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.535% 11/15/18 (c)(j)	89,499	81,444
Class F, 0.585% 11/15/18 (c)(j)	134,249	119,481
Class G, 0.615% 11/15/18 (c)(j)	116,959	100,585
Class H, 0.755% 11/15/18 (c)(j)	89,519	73,406
sequential payer:
Series 2006-CB14 Class A3B, 5.4817% 12/12/44 (j)	4,625,000	4,797,954
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	5,105,000	5,236,068
Series 2007-LDP10 Class A1, 5.122% 1/15/49	106,157	106,525
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,003,407
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,006,322	4,137,812
Series 2007-CB19:
Class B, 5.7446% 2/12/49 (j)	755,000	452,598
Class C, 5.7446% 2/12/49 (j)	1,971,000	1,083,068
Class D, 5.7446% 2/12/49 (j)	2,075,000	1,015,867
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	1,725,000	1,000,155
Class CS, 5.466% 1/15/49 (j)	745,000	342,459
Class ES, 5.5411% 1/15/49 (c)(j)	4,663,000	978,660
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9275% 7/15/44 (j)	3,733,000	3,995,167

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	$ 732,453	$ 732,460
Series 2006-C1 Class A2, 5.084% 2/15/31	763,083	763,282
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	3,340,000	3,361,178
Series 2006-C7 Class A1, 5.279% 11/15/38	142,299	143,399
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	391,682	396,732
Class A3, 5.398% 2/15/40	5,000,000	5,128,965
Class A4, 5.424% 2/15/40	8,620,000	9,154,160
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,227,584
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,829,207
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.595% 9/15/21 (c)(j)	402,971	346,555
Class G, 0.615% 9/15/21 (c)(j)	795,609	652,400
Class H, 0.655% 9/15/21 (c)(j)	204,773	161,771
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	119,493	120,212
Series 2005-MCP1 Class A2, 4.556% 6/12/43	499,788	504,524
Series 2007-C1 Class A4, 5.8268% 6/12/50 (j)	3,796,000	4,072,689
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,390,961
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	3,875,000	4,058,491
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,762,613
Series 2007-7 Class B, 5.7446% 6/12/50 (j)	770,000	215,621
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.455% 7/15/19 (c)(j)	113,478	56,739
Series 2007-XCLA Class A1, 0.455% 7/17/17 (c)(j)	683,198	594,382
Series 2007-XLFA:
Class D, 0.445% 10/15/20 (c)(j)	235,000	188,000
Class E, 0.505% 10/15/20 (c)(j)	294,000	220,500
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Class F, 0.555% 10/15/20 (c)(j)	$ 176,000	$ 114,400
Class G, 0.595% 10/15/20 (c)(j)	218,000	104,640
Class H, 0.685% 10/15/20 (c)(j)	137,000	13,700
Class J, 0.835% 10/15/20 (c)(j)	157,000	7,850
Class NHRO, 1.145% 10/15/20 (c)(j)	87,956	70,365
sequential payer:
Series 2006-T23 Class A1, 5.682% 8/12/41	105,645	105,583
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	4,785,000	4,956,024
Series 2007-IQ13 Class A1, 5.05% 3/15/44	784,940	791,878
Series 2005-IQ9 Class X2, 1.0922% 7/15/56 (c)(j)(k)	17,246,513	147,544
Series 2007-HQ12 Class A2, 5.597% 4/12/49 (j)	4,611,783	4,690,185
Series 2007-IQ14 Class B, 5.7211% 4/15/49 (j)	2,175,000	1,196,250
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,115,229	3,342,018
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.455% 1/15/18 (c)(j)	449,000	435,048
Series 2006-WL7A:
Class E, 0.5335% 9/15/21 (c)(j)	491,000	406,475
Class F, 0.5935% 8/11/18 (c)(j)	661,000	509,217
Class G, 0.6135% 8/11/18 (c)(j)	626,000	397,415
Class J, 0.8535% 8/11/18 (c)(j)	139,000	68,226
Series 2007-WHL8:
Class AP2, 1.055% 6/15/20 (c)(j)	53,945	35,064
Class F, 0.735% 6/15/20 (c)(j)	1,046,000	679,900
Class LXR2, 1.055% 6/15/20 (c)(j)	713,442	599,292

	Principal Amount	Value
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	$ 524,136	$ 527,432
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,087,576
Class A4, 5.305% 12/15/43	3,240,000	3,272,383
Class A5, 5.342% 12/15/43	3,796,000	3,930,819
Series 2007-C32 Class A2, 5.7405% 6/15/49 (j)	1,180,483	1,226,864
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	3,010,000	3,174,939
Series 2007-C30 Class E, 5.553% 12/15/43 (j)	6,257,000	1,856,071
Series 2007-C31 Class C, 5.686% 4/15/47 (j)	2,455,000	1,270,927
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $261,354,041)		252,747,865
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (j)	1,200,000	1,174,632
California Gen. Oblig.:
6.2% 3/1/19	1,030,000	1,090,873
7.5% 4/1/34	2,400,000	2,582,736
7.55% 4/1/39	2,560,000	2,782,694
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	2,850,000	2,833,442
5.665% 3/1/18	1,885,000	1,881,400
5.877% 3/1/19	2,790,000	2,786,513
TOTAL MUNICIPAL SECURITIES (Cost $14,749,971)		15,132,290
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,832,333
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	372,892
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d)(j)	$ 2,283,000	$ 2,309,441
TOTAL PREFERRED SECURITIES (Cost $2,315,312)		2,309,441
Cash Equivalents - 14.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) # (Cost $530,189,000)	$ 530,191,707	530,189,000
TOTAL INVESTMENT PORTFOLIO - 120.0% (Cost $4,416,930,292)	4,477,871,584
NET OTHER ASSETS (LIABILITIES) - (20.0)%	(747,683,019)
NET ASSETS - 100%	$ 3,730,188,565
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $360,000 (i))	Sept. 2037	$ 1,979,999	(1,849,055)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $598,000 (i))	Sept. 2037	1,715,999	(1,602,515)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $348,750) (i))

	Sept. 2037	$ 990,000	$ (924,528)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $701,375) (i))	Sept. 2037	2,045,999	(1,910,691)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $572,000 (i))	Sept. 2037	2,903,999	(2,711,948)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $214,000 (i))	Sept. 2037	1,056,000	(986,163)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $1,023,500 (i))	Sept. 2037	3,035,999	(2,835,218)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)

	August 2034	$ 89,335	$ (49,559)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)	Feb. 2034	4,841	(4,565)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (h)	Dec. 2034	245,904	(239,740)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	127,968	(127,136)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)

	Dec. 2034	$ 427,179	$ (416,472)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	87,247	(65,913)

Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)

	May 2011	$ 4,290,000	$ 11,308
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)	May 2011	2,260,000	6,127
TOTAL CREDIT DEFAULT SWAPS		21,260,469	(13,706,068)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	80,966,000	1,034,932
TOTAL INTEREST RATE SWAPS		80,966,000	1,034,932
$ 102,226,469	$ (12,671,136)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,325,575 or 5.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,543,093.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$530,189,000 due 4/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 34,687,368
Bank of America NA	194,730,818
Barclays Capital, Inc.	42,120,375
Credit Agricole Securities (USA), Inc.	19,821,353
HSBC Securities (USA), Inc.	49,553,382
ING Financial Markets LLC	12,883,879
J.P. Morgan Securities, Inc.	49,553,382
Merrill Lynch Government Securities, Inc.	5,946,406
Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,695,949
Mizuho Securities USA, Inc.	89,196,088
$ 530,189,000
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 892,428,071	$ -	$ 892,428,071	$ -
U.S. Government and Government Agency Obligations	1,212,456,998	-	1,212,456,998	-
U.S. Government Agency - Mortgage Securities	1,401,424,420	-	1,401,424,420	-
Asset-Backed Securities	100,515,234	-	98,539,739	1,975,495
Collateralized Mortgage Obligations	68,463,040	-	67,116,963	1,346,077
Commercial Mortgage Securities	252,747,865	-	238,284,717	14,463,148
Municipal Securities	15,132,290	-	15,132,290	-
Foreign Government and Government Agency Obligations	1,832,333	-	1,832,333	-
Supranational Obligations	372,892	-	372,892	-
Preferred Securities	2,309,441	-	2,309,441	-
Cash Equivalents	530,189,000	-	530,189,000	-
Total Investments in Securities:	$ 4,477,871,584	$ -	$ 4,460,086,864	$ 17,784,720
Derivative Instruments:
Assets
Swap Agreements	$ 1,052,366	$ -	$ 1,052,366	$ -
Liabilities
Swap Agreements	$ (13,723,503)	$ -	$ (12,869,676)	$ (853,827)
Total Derivative Instruments:	$ (12,671,136)	$ -	$ (11,817,310)	$ (853,827)
Other Financial Instruments:
Forward Commitments	$ 637,460	$ -	$ 637,460	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,900,634
Total Realized Gain (Loss)	61,186
Total Unrealized Gain (Loss)	3,345,035
Cost of Purchases	-
Proceeds of Sales	(574,814)
Amortization/Accretion	(127,320)
Transfers in to Level 3	2,796,110
Transfers out of Level 3	(2,616,111)
Ending Balance	$ 17,784,720
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 3,340,682
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,102,753)
Total Unrealized Gain (Loss)	198,708
Transfers in to Level 3	-
Transfers out of Level 3	50,218
Ending Balance	$ (853,827)
Realized gain (loss) on Swap Agreements for the period	$ 6,047
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2011	$ 1,884

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $4,413,987,778. Net unrealized appreciation aggregated $63,883,806, of which $111,562,600 related to appreciated investment securities and $47,678,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $21,260,469 representing 0.6% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011